UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 1,927,195	$ 2,471,757
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	12,685	14,026
Amortization of operating lease right-of-use assets	43,179	30,841
Allowance for doubtful accounts	286,081	(188,845)
Deferred tax provision	(36,595)	33,711
Changes in operating assets and liabilities:
Accounts receivable	(673,890)	(1,394,491)
Accounts receivable, related parties	(1,042,282)	368,400
Advance to vendors	(2,271,580)	(6,086,274)
Other current assets	61,924	(156,001)
Due from related parties	2,203	11
Other non-current assets		(2,892)
Net changes in operating right-of-use assets and lease liabilities	(43,848)	(30,485)
Accounts payable	268,842	692,459
Taxes payable	443,494	614,111
Accrued expense and other current liabilities	340,282	1,094
Net cash used in operating activities	(688,641)	(3,722,802)
Cash flows from investing activities:
Purchase of property and equipment	(1,474)	(543)
Proceeds from termination of the long-term investment		493,171
Purchase of short-term investment		(2,805,403)
Proceeds upon maturity of short-term investment	1,683,307	2,104,052
Net cash provided by (used in) investing activities	1,681,833	(208,723)
Cash flows from financing activities:
Proceeds from short-term bank loans	1,943,743	4,279,643
Repayment of short-term bank loans	(1,917,363)	(2,175,590)
Proceeds from short-term loan-related party		1,402,702
Payment for deferred initial public offering costs	(32,042)	(179,432)
Net cash (used in) provided by financing activities	(3,500)	2,774,941
Effect of exchange rate change on cash	171,434	(193,039)
Net increase (decrease) in cash	1,161,126	(1,349,623)
Cash, beginning of period	4,283,794	3,386,386
Cash, end of period	5,444,920	2,036,763
Supplemental disclosures of cash flow information:
Cash paid for income tax	23,824	19,868
Cash paid for interest	62,438	50,324
Non-related party
Changes in operating assets and liabilities:
Deferred revenue	(6,331)	(39,241)
Cash flows from financing activities:
Proceeds from long-term bank loans		701,351
Repayment of long-term bank loans	(69,419)	(589,135)
Related party
Changes in operating assets and liabilities:
Deferred revenue		(50,983)
Cash flows from financing activities:
Proceeds from long-term bank loans	141,000	177,023
Repayment of long-term bank loans	$ (69,419)	$ (841,621)